Fair Value Measurements (Tables) - Kensington Capital Acquisition Corp I V [Member]	6 Months Ended
Jun. 30, 2022
Condensed Statement of Income Captions [Line Items]
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2022, by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-U.S. Treasury Securities (1)	$230,291,764	$—	$—
Liabilities:
Derivative warrant liabilities-Class 1 Warrants	$6,670,000	$—	$—
Derivative warrant liabilities-Private Placement Warrants	$—	$—	$4,640,000

(1)	Excludes $3,135 of cash balance held within the Trust Account

Summary of Fair Value Measurements Inputs
significant to the overall fair value measurement. These inputs reflect management’s own assumption about the assumptions a market participant would use in pricing the embedded feature. The embedded conversion option is not clearly and closely related to the debt host instrument and was bifurcated from the loan host instrument, with a de minimis value, and classified on a combined basis with the loan host instrument in Working Capital Loan—related party in the accompanying condensed balance sheets.
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the outstanding warrants at their measurement dates:

	As of June 30, 2022	As of March 4, 2022

Exercise price	$11.50	$11.50
Stock price	$9.32	$9.18
Term (years)	5.6	6.0
Volatility	5.1%	8.9%
Risk-free rate	3.02%	1.87%
Dividend yield	0.0%	0.0%

Summary of change in the fair value of the derivative liabilities
The change in the fair value of the derivative liabilities, measured using Level 3 inputs, for the three and six months ended June 30, 2022, is summarized as follows:

Derivative warrant liabilities at December 31, 2021	$—
Issuance of Class 1 Warrants and Private Warrants - Level 3	15,990,000
Change in fair value of derivative warrant liabilities	(390,000)

Derivative warrant liabilities at March 31, 2022	15,600,000
Transfer of Class 1 Warrants to Level 1	(9,200,000)
Change in fair value of derivative warrant liabilities	(1,760,000)

Derivative warrant liabilities at June 30, 2022	$4,640,000